Report of Independent Registered Public
Accounting Firm

To the Shareholders and
Board of Trustees of MFS Series Trust VI

In planning and performing our audit of the financial statements of MFS Global
Equity Fund, MFS Global Total Return
Fund and MFS Utilities Fund (the
Funds) (three of the series constituting MFS Series
Trust VI
(the Trust)) as
of and for the year ended October 31, 2020, in accordance with the standards of the Public Company Accounting Oversight Board
(United States), we
considered the Trusts internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trusts internal control over financial reporting.
Accordingly, we express no such
opinion.
The management of the Trust is
responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.
A company?s internal control over
financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A companys internal control over financial reporting includes those policies and procedures that
(1) pertain to the maintenance of
records that, in reasonable detail,
accurately and fairly reflect the transactions and dispositions of the assets of the company;
 (2) provide reasonable
assurance that transactions are recorded as
 necessary to permit preparation of
financial statements in accordance with U.S.
 generally accepted accounting
principles, and that receipts and expenditures
 of the company are being made
only in accordance with authorizations of
 management and directors of the
company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company?s assets
that could have a material effect on the
 financial statements.
Because of its inherent limitations, internal
 control over financial reporting may
not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become
inadequate because of changes in conditions, or
 that the degree of compliance
with the policies or procedures may deteriorate.
A deficiency in internal control over financial
 reporting exists when the design
or operation of a control does not
 allow management or employees, in the
normal course of performing their assigned functions,
 to prevent or detect
misstatements on a timely basis.
 A material weakness is a deficiency,
or a
combination of deficiencies, in internal
 control over financial reporting, such
that there is a reasonable possibility
that a material misstatement of the
company?s annual or interim financial statements
 will not be prevented or
detected on a timely basis.
Our consideration of the Trusts internal
 control over financial reporting was
for the limited purpose described in the
 first paragraph and would not
necessarily disclose all deficiencies in
 internal control that might be material
weaknesses under standards established by
 the Public Company Accounting
Oversight Board (United States). However,
 we noted no deficiencies in the
Trusts internal control over financial
 reporting and its operation, including
controls over safeguarding securities,
 that we consider to be a material
weakness as defined above as of
 October 31, 2020.
This report is intended solely for
the information and use of management and the Board of Trustees of MFS Series
 Trust VI and the Securities and Exchange
Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ ERNST & YOUNG LLP
Boston, Massachusetts
December 16, 2020